Document and Entity Information	Jun. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001060391
Document Type	8-K
Document Period End Date	Jun. 22, 2026
Entity Registrant Name	Republic Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-14267
Entity Tax Identification Number	65-0716904
Entity Address, Address Line One	5353 East City North Drive
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	(480)
Local Phone Number	627-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false